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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [_]; Amendment Number: ______
This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Permit Capital, LLC
Address:   One Tower Bridge
           100 Front Street, Suite 900
           West Conshohocken, PA 19428

Form 13F File Number: 28-11062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Paul A. Frick
Title:   Vice President
Phone:   (610) 941-5006

Signature, Place, and Date of Signing:


/s/ Paul A. Frick   West Conshohocken, PA   5/15/08
-----------------   ---------------------   -------
    [Signature]         [City, State]        [Date]

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.   Form 13F File Number   Name
---   --------------------   -----------------------
 1    28-2635                Gardner Russo & Gardner

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   33

Form 13F Information Table Value Total:   $195,686
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   -----------------------
2     28-11063               Permit Capital GP, L.P.

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
           COLUMN 1            COLUMN 2      COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
--------------------------- -------------- ----------- --------- ------------------- ---------- -------- ----------------
                                                         VALUE    SHRS OR  SHR/ PUT/ INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS    CUSIP    (x$1,000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------- -------------- ----------- --------- --------- ---- ---- ---------- -------- ---- ------ ----
AMERICAN EXPRESS CO               COM       025816109     2,754     63,000  SH         OTHER        2     X
AMERICAN INTL GROUP INC           COM       026874107    10,838    250,600  SH         OTHER        2     X
BLOUNT INTL INC NEW               COM       095180105     3,106    251,100  SH         OTHER        2     X
CITIGROUP INC                     COM       172967101     6,300    294,100  SH         OTHER        2     X
DELL INC                          COM       24702R101     6,288    315,659  SH         OTHER        2     X
GENERAL ELECTRIC                  COM       369604103     4,685    126,600  SH         OTHER        2     X
GOLDMAN SACHS GROUP INC           COM       38141G104     1,985     12,000  SH         OTHER        2     X
IPASS INC                         COM       46261V108     2,773    918,197  SH         OTHER        2     X
IRON MTN INC                      COM       462846106     2,725    103,082  SH         OTHER        2     X
JOHNSON & JOHNSON                 COM       478160104     6,695    103,200  SH         OTHER        2     X
LIBERTY MEDIA HOLDG CORP     INT COM SER A  53071M104     4,907    304,023  SH         OTHER        2     X
MOTOROLA INC                      COM       620076109     1,194    128,400  SH         OTHER        2     X
NEWCASTLE INVESTMENT CORP         COM       65105M108       592     71,615
OMNICARE INC.                     COM       681904108     1,535     84,500  SH         OTHER        2     X
SBA COMMUNICATIONS CORP           COM       78388J106   122,973  4,122,455  SH         OTHER        2     X
TELVENT GIT SA                    SHS       E90215109     2,696    114,002  SH         OTHER        2     X
TRANSOCEAN INC                    SHS       G90073100     3,492     25,830  SH         OTHER        2     X
VODAFONE GROUP PLC           SPONS ADR NEW  92857W209     4,128    139,875  SH         OTHER        2     X
ALTRIA GROUP INC                  COM       02209S103       385     17,350  SH         OTHER       1,2    X
AMERICAN INTL GROUP INC           COM       026874107       428      9,900  SH         OTHER       1,2    X
BERKSHIRE HATHAWAY INC DEL       CL A       084670108     1,067          8  SH         OTHER       1,2    X
BLOCK H & R INC                   COM       093671105       151      7,250  SH         OTHER       1,2    X
BROWN FORMAN CORP                CL A       115637100       409      5,900  SH         OTHER       1,2    X
COMCAST CORP NEW               CL A SPL     20030N200       522     27,500  SH         OTHER       1,2    X
KRAFT FOODS INC                  CL A       50075N104       140      4,500  SH         OTHER       1,2    X
MARTIN MARIETTA MATLS INC         COM       573284106       552      5,200  SH         OTHER       1,2    X
MCCLATCHY CO                     CL A       579489105       131     12,250  SH         OTHER       1,2    X
SCHWEITZER-MAUDUIT INTL INC       COM       808541106        46      2,000  SH         OTHER       1,2    X
SCRIPPS E W CO OHIO              CL A       811054204       336      8,000  SH         OTHER       1,2    X
UST INC                           COM       902911106       572     10,500  SH         OTHER       1,2    X
WASHINGTON POST CO               CL B       939640108       331        500  SH         OTHER       1,2    X
WELLS FARGO & CO NEW              COM       949746101       530     18,225  SH         OTHER       1,2    X
UNILEVER NV                   N Y SHS NEW   904784709       421     12,475  SH         OTHER       1,2    X